Equity-accounted investee	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [Abstract]
Equity-accounted investee

11. Equity-accounted investee

JV Inkai is the operator of the Inkai uranium deposit located in Kazakhstan. Cameco holds a 40% interest and Kazatomprom holds a 60% interest in JV Inkai. Cameco does not have joint control over the joint venture and as a result, Cameco accounts for JV Inkai on an equity basis.

JV Inkai is a uranium mining and milling operation that utilizes in-situ recovery (ISR) technology to extract uranium. The participants in JV Inkai purchase uranium from Inkai and, in turn, derive revenue directly from the sale of such product to third-party customers.

The following tables summarize the financial information of JV Inkai (100%):

	2019	2018

Cash and cash equivalents	$16,699	$41,717
Other current assets	139,324	160,784
Non-current assets	398,721	407,816
Current liabilities	(71,162)	(151,728)
Non-current liabilities	(41,508)	(41,746)

Net assets	$442,074	$416,843

	2019	2018

Revenue from products and services	$261,860	$203,359
Cost of products and services sold	(64,199)	(52,172)
Depreciation and amortization	(27,740)	(27,504)
Finance income	651	160
Finance costs	(2,939)	(6,251)
Other expense	(23,767)	(30,419)
Income tax expense	(30,999)	(20,860)

Net earnings	112,867	66,313

Other comprehensive loss	(1,773)	-

Total comprehensive income	$111,094	$66,313

The following table reconciles the summarized financial information to the carrying amount of Cameco’s interest in JV Inkai:

	2019	2018

Opening net assets	$416,843	$374,650
Total comprehensive income(a)	111,094	66,313
Dividends declared	(66,369)	-
Impact of foreign exchange	(19,494)	(24,120)

Closing net assets	442,074	416,843

Cameco's share of net assets	176,830	166,737
Consolidating adjustments(b)	(30,633)	(33,978)
Fair value increment(c)	91,697	94,633
Dividends declared but not received	13,859	-
Impact of foreign exchange	928	3,110

Carrying amount in the statement of financial position at December 31, 2019	$252,681	$230,502

(a) Cameco’s share of earnings from equity-accounted investee as reported on the statement of earnings will not equal its share of JV Inkai’s other comprehensive income when Cameco receives dividends from JV Inkai that are not in proportion to its 40% ownership interest.

(b) In addition to its proportionate share of earnings from JV Inkai, Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical differences in accounting policies. This amount is amortized to earnings over units of production.

(c) Following the restructuring, in addition to the adjustments noted in (b), Cameco also amortizes the fair values assigned to assets and liabilities at the time of the restructuring over units of production.